Leases - Schedule of the Leases (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of operating liabilities	$ 185	$ 207
Weighted-average remaining lease term – operating leases	3 months 18 days	1 year 2 months 12 days
Weighted-average discount rate – operating leases	11.05%	11.50%
Zapata Computing Inc [Member]
Cash paid for amounts included in the measurement of operating liabilities			$ 400	$ 347
Right-of-use assets obtained in exchange for operating lease liabilities			$ 0	$ 120
Weighted-average remaining lease term – operating leases			8 months 12 days	1 year 7 months 6 days
Weighted-average discount rate – operating leases			11.41%	11.55%